UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22523

Destra Investment Trust II
(Exact name of registrant as specified in charter)

 901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
  901 Warrenville Rd., Suite 15
Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)

Number
of	Moody's
Shares	Ratings	Value
	Long-Term Investments - 98.2%
	Preferred Stocks - 72.9%

	Banks - 41.0%
31,447	Astoria Financial Corp., PFD
	6.500%, Series C (a)	Ba2	$ 776,741
	Barclays Bank PLC, PFD
23,500	7.100%, Series 3 (a)	Ba2	587,735
4,169	7.750%, Series 4 (a)	Ba2	105,267
19,000	8.125%, Series 5 (a)	Ba2	481,270
22,050	BB&T Corp., PFD 5.625%,
	Series E (a)	Baa2	531,405
5,000	Capital One Financial Corp., PFD
	6.000%, Series B (a)	Ba1	123,200
35,042	Citigroup Capital XIII, PFD
	7.875% 10/30/40	Ba2	975,920
5,000	City National Corp., PFD 5.500%,
	Series C (a)	Baa2	116,800
29,500	Countrywide Capital V, PFD
	7.000% 11/01/36	Ba2	742,220
5,000	First Horizon National Corp.,
	PFD 6.200%, Series A (a)	Ba2	123,700
30,000	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	Ba2	855,000
10,000	First Republic Bank, PFD 6.200%,
	Series B (a)	Baa3	248,500
31,925	First Republic Bank, PFD 6.700%,
	Series A (a)	Baa3	833,243
	Goldman Sachs Group, Inc., PFD
10,000	5.950% (a)	Ba2	246,000
10,808	6.200%, Series B (a)	Ba2	270,092
21,364	HSBC Holdings PLC, PFD
	8.000%, Series 2 (a)	Baa2	578,965
7,855	HSBC USA, Inc., PFD 6.500%,
	Series H (a)	Baa2	196,768
	ING Groep NV,
10,444	PFD 6.375% (a)	Ba1	253,267
8,202	PFD 7.050% (a)	Ba1	203,902
5,000	PFD 7.200% (a)	Ba1	125,150
40,454	PFD 7.375% (a)	Ba1	1,010,541
10,910	PFD 8.500% (a)	Ba1	276,132
4,000	JPMorgan Chase & Co., PFD
	8.625%, Series J (a)	Ba1	101,560
8,000	JPMorgan Chase Capital XXIX,
	PFD 6.700% 04/02/40	Baa2	202,880
8,151	KeyCorp, PFD 7.750%,
	Series A (a)(b)	Ba1	1,015,207
12,973	Morgan Stanley Capital Trust III,
	PFD 6.250% 03/01/33	Ba1	323,287
11,280	Morgan Stanley Capital Trust VI,
	PFD 6.600% 02/01/46	Ba1	285,158
10,188	Morgan Stanley Capital Trust VII,
	PFD 6.600% 10/15/66	Ba1	253,274
23,000	PNC Financial Services Group,
	Inc., PFD 6.125%, Series P (a)	Baa3	618,470
14,000	Royal Bank of Scotland Group
	PLC, PFD 7.250%, Series T (a)	B1	335,440
25,523	Santander Finance Preferred SA
	Unipersonal, PFD 10.500%,
	Series 10 (a)	Ba3	688,866
17,500	SunTrust Banks, Inc., PFD 5.875%,
	Series E (a)	Ba1	415,800

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)

Number
of	Moody's
Shares	Ratings	Value
	Banks (continued)
32,769	Texas Capital Bancshares, Inc.,
	PFD 6.500% 09/21/42	Ba1	$ 802,513
24,342	Webster Financial Corp., PFD
	6.400%, Series E (a)	Ba1	603,682
	Wells Fargo & Co., PFD
550	7.500%, Series L (a)(b)	Baa3	656,700
20,000	8.000%, Series J (a)	Baa3	578,800
	Zions Bancorporation, PFD
12,803	7.900%, Series F (a)	BB (c)	364,629
22,500	9.500%,Series C (a)	BB (c)	571,500
			17,479,584
	Diversified Financials - 5.9%
31,000	Affiliated Managers Group, Inc.,
	PFD 6.375% 08/15/42	BBB (c)	779,960
9,287	Charles Schwab Corp., PFD
	6.000%, Series B (a)	Baa2	236,354
10,000	Deutsche Bank Contingent
	Capital Trust III, PFD 7.600% (a)	Ba2	267,000
11,477	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Ba2	315,962
26,172	HSBC Finance Corp., PFD 6.360%,
	Series B (a)	Baa3	650,112
10,000	Raymond James Financial, Inc.,
	PFD 6.900% 03/15/42	Baa2	264,700
			2,514,088
	Insurance - 12.5%
16,050	Arch Capital Group Ltd., PFD
	6.750%, Series C (a)	Baa2	413,608
15,000	Aspen Insurance Holdings Ltd.,
	PFD 5.950% (a)	Ba1	382,500
39,000	Axis Capital Holdings Ltd., PFD
	6.875%, Series C (a)	Baa3	1,019,460
34,501	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	BB+ (c)	846,354
	Endurance Specialty Holdings Ltd.,
18,000	PFD 7.500%, Series B (a)	Baa3	483,480
3,681	PFD 7.750%, Series A (a)	Baa3	99,387
	Partnerre Ltd.,
14,098	PFD 6.500%, Series D (a)	Baa2	352,591
15,500	PFD 7.250%, Series E (a)	Baa2	420,050
	Principal Financial Group, Inc,PFD
3,500	5.563%, Series A (a)	Baa3	345,625
28,387	6.518%, Series B (a)	Baa3	732,952
9,497	Renaissancere Holdings Ltd., PFD
	6.080%, Series C (a)	BBB+ (c)	233,911
			5,329,918
	Miscellaneous - 0.3%
4,820	Stanley Black & Decker, Inc., PFD
	5.750% 07/25/52	Baa2	117,897

	Real Estate - 7.5%
30,000	Commonwealth REIT, PFD
	7.250%, Series E (a)	Ba1	753,000
10,430	Cubesmart, PFD 7.750%,
	Series A (a)	Ba1	270,554
16,667	Duke Realty Corp., PFD 6.600%,
	Series L (a)	Baa3	415,008

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)
Number
of	Moody's
Shares	Ratings	Value
	Real Estate (continued)
7,012	Kimco Realty Corp., PFD 6.900%,
	Series H (a)	Baa2	$ 179,718
	PS Business Parks, Inc., PFD
12,000	6.450%, Series S (a)	Baa2	301,800
4,448	6.875%, Series R (a)	Baa2	115,337
	Public Storage, PFD
1,600	6.500%, Series P (a)	A3	41,024
4,400	6.875%, Series O (a)	A3	115,148
21,393	Realty Income Corp., PFD 6.625%,
	Series F (a)	Baa2	550,870
18,276	Weingarten Realty Investors, PFD
	6.500%, Series F (a)	Baa3	458,910
			3,201,369
	Utilities - 5.7%
4,000	Dominion Resources, Inc., PFD
	8.375% 06/15/64, Series A	Baa3	105,160
8,000	Entergy Arkansas, Inc., PFD
	6.450% (a)	Ba1	202,600
5,148	Entergy Louisiana LLC, PFD
	6.950% (a)	Ba1	521,879
5,000	Nextera Energy Capital Holdings,
	Inc., PFD 5.000% 01/15/73	Baa2	112,900
20,000	PPL Capital Funding, Inc., PFD
	5.900% 04/30/73, Series B	Ba1	481,600
21,925	Scana Corp., PFD 7.700%
	01/30/65	Ba1	589,563
4,000	Southern California Edison Co.,
	PFD 6.500%, Series D (a)	Baa2	420,875
			2,434,577
	Total Preferred Stocks
	(Cost $31,224,896)		31,077,433

	Capital Securities - 22.7%
	Banks - 4.9%
330,000	First Union Capital II 7.950%
	11/15/29	Baa1	410,397
500,000	Goldman Sachs Capital I
	6.345% 02/15/34	Baa3	481,779
1,071,000	JPMorgan Chase & Co. 7.900%
	Series 1 (a)	Ba1	1,211,458
			2,103,634
	Diversified Financials - 2.1%
800,000	General Electric Capital Corp.
	7.125%, Series A (a)	Baa1	905,525

	Energy - 1.3%
481,000	Enterprise Products Operating
	LLC 8.375% 08/01/66,
	Series A	Baa2	536,682

	Insurance - 13.1%
200,000	ACE Capital Trust II
	9.700% 04/01/30	Baa1	286,250
440,000	Aon Corp. 8.205% 01/01/27	Baa3	546,700
164,000	AXA SA 8.600% 12/15/30	A3	198,440
450,000	Everest Reinsurance Holdings,
	Inc. 6.600% 05/15/37	Baa2	454,500
200,000	Lincoln National Corp. 7.000%
	05/17/66	Baa3	200,460
837,000	MetLife, Inc.10.750% 08/01/39	Baa2	1,297,350
500,000	Prudential Financial, Inc.
	5.625% 06/15/43	Baa2	491,250

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)
Number
of	Moody's
Shares	Ratings	Value
	Insurance (continued)
799,000	Stancorp Financial Group, Inc.
	6.900% 06/01/67	Baa3	$ 816,978
1,300,000	XL Group PLC
	6.500%, Series E (a)	Ba1	1,274,000
			5,565,928
	Utilities - 1.3%
320,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Ba1	330,672
195,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa3	205,573
			536,245
	Total Capital Securities
	(Cost $9,270,893)		9,648,014

	Corporate Bonds - 2.6%

	Banks - 2.4%
900,000	Goldman Sachs Group, Inc.
	6.750% 10/01/37	Baa1	924,699
75,000	Morgan Stanley 6.375%
	07/24/42	Baa1	83,967
			1,008,666
	Energy - 0.2%
75,000	Energy Transfer Partners LP
	8.250% 11/15/29, 144A	Baa3	93,494

	Total Corporate Bonds
	(Cost $1,106,025)		1,102,160

	Total Long-Term Investments- 98.2%
	(Cost $41,601,814)		41,827,607

	Money Market Mutual Funds - 1.8%
787,150	Fidelity Institutional Money
	Market Prime, 0.02% (d)
	(Cost $787,150)		787,150

	Total Investments - 100.0%
	(Cost $42,388,964)		42,614,757
	Liabilities in excess of other
	Assets - 0.0%†		(10,400)

	Net Assets - 100.0%		$ 42,604,357

Destra Preferred and Income Securities Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$3,404,987	8.0%
France	198,440	0.4
Ireland	1,274,000	3.0
Netherlands	1,868,992	4.4
Spain	688,866	1.6
United Kingdom	2,088,677	4.9
United States	33,090,795	77.7
Total Investments	42,614,757	100.0
Liabilities in excess
of other Assets	(10,400)	0.0 †
Net Assets	$42,604,357	100.0%

LLC LP NV PFD REIT SA 144A
- Limited Liability Corporation
- Limited Partnership
- Publicly Traded Company
- Preferred Security
- Real Estate Investment Trust
- Corporation
- Security was purchased pursuant to Rule 144A under the Security Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	- Perpetual Security.
(b)	- Convertible Preferred Security.
(c)	- Standard & Poor's Rating.
(d)	- Interest rate shown reflects yield as of June 30, 2013.
†	- Less than 0.05%.

Destra Focused Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (unaudited)

Number
of
Shares	Value
	Common Stocks - 97.4%
	Consumer Durables & Apparel - 10.0%
49,518	Coach, Inc.	$ 2,826,983
46,412	NIKE, Inc. - Class B	2,955,516
		5,782,499
	Consumer Staples - 9.4%
48,432	CVS Caremark Corp.	2,769,342
94,396	Mondelez International, Inc. - Class A	2,693,118
		5,462,460
	Food & Staples Retailing - 9.8%
25,720	Costco Wholesale Corp.	2,843,860
54,535	Whole Foods Market, Inc.	2,807,462
		5,651,322
	Health Care - 9.9%
6,883	Biogen Idec, Inc. *	1,481,222
45,521	Express Scripts Holding Co. *	2,808,190
27,985	Gilead Sciences, Inc. *	1,433,112
		5,722,524
	Household & Personal Products - 4.7%
41,153	The Estee Lauder Cos., Inc. - Class A	2,706,633

	Media - 4.8%
44,210	The Walt Disney Co.	2,791,861

	Pharmaceuticals, Biotechnology &
	Life Sciences - 9.9%
14,354	Amgen, Inc.	1,416,166
12,169	Celgene Corp. *	1,422,678
33,395	Johnson & Johnson	2,867,295
		5,706,139
	Retailing - 9.9%
48,490	Nordstrom, Inc.	2,906,491
41,171	Target Corp.	2,835,035
		5,741,526
	Software & Services - 14.3%
66,014	Adobe Systems, Inc. *	3,007,598
14,094	International Business Machines Corp.	2,693,504
83,638	Oracle Corp.	2,569,359
		8,270,461
	Technology Hardware & Equipment - 9.6%
114,647	EMC Corp.	2,707,962
46,202	QUALCOMM, Inc.	2,822,018
		5,529,980
	Telecommunication Services - 5.1%
40,554	Crown Castle International Corp. *	2,935,704
	Total Common Stocks
	(Cost $50,052,580)	56,301,109
	Money Market Mutual Funds - 2.5%
1,457,817	Fidelity Institutional Money
	Market Prime, 0.02% (a)
	(Cost $1,457,817)	1,457,817

	Total Investments - 99.9%
	(Cost $51,510,397)	57,758,926
	Other Assets in excess of Liabilities - 0.1%	73,422
	Net Assets - 100.0%	$ 57,832,348

*	Non-income producing security.
(a)	Interest rate shown reflects yield as of June 30, 2013.

Notes to Financial Statements | June 30, 2013

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2013, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Preferred and Income Securities Fund	$ 42,388,450	$ 756,567	$ (530,260)	$ 226,307
Destra Focused Equity Fund	51,678,788	6,373,169	(293,031)	6,080,138

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of June 30, 2013:

Destra Preferred and Income Securities Fund
	Level 1	Level 2	Level 3	Total
Preferred Securities*	$31,077,433	$-	$-	$31,077,433
Capital Securities*	-	9,648,014	-	9,648,014
Corporate Bonds*	-	1,102,160	-	1,102,160
Money Market Mutual Funds	787,150	-	-	787,150
Total	$31,864,583	$10,750,174	$-	$42,614,757

Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$56,301,109	$-	$-	$56,301,109
Money Market Mutual Funds	1,457,817	-	-	1,457,817
Total	$57,758,926	$-	$-	$57,758,926
* Please refer to the portfolio of investments to view securities segregated by industry.

There were no transfers between Level 1 and Level 2, and the Funds held no Level 3 securities during the period ended
June 30, 2013.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         Destra Investment Trust II

By (Signature and Title)*  /s/ Nicholas Dalmaso
                                        Nicholas Dalmaso, Chief Executive Officer
                                        (principal executive officer)

Date  8/13/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Nicholas Dalmaso
                                                     Nicholas Dalmaso, Chief Executive Officer
                                                    (principal executive officer)

Date  8/13/13

By (Signature and Title)*   /s/ Linda Fryer
                                        Linda Fryer, Chief Financial Officer
                                        (principal financial officer)

Date  8/13/13

* Print the name and title of each signing officer under his or her signature.